Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2025
Financial Income (Expenses), Net [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 18 - FINANCIAL INCOME (EXPENSES), NET:

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Financial expenses:
Bank fees and interest	(58)	(22)	(65)
Issuance expenses	-	-	(182)
Interest expenses	(208)	(393)	(429)
Change in fair value of derivatives	-	(39)	(83)
Changes in fair value of debt investments at fair value through profit or loss	-	(2)	-
Exchange rate differences	-	(58)	(27)
Total financial expenses	(266)	(514)	(786)

Financial income:
Change in fair value of derivatives	148	-	81
Interest income related to debt investments through other comprehensive income	513	32	-
Interest income	484	763	115
Changes in fair value of debt investments at fair value through profit or loss	38	-	-
Exchange rate differences	349	-	-
Total financial income	1,532	795	196
Financial income (expenses), net	1,266	281	(590)